Offerings	Mar. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2028
Amount Registered | shares	2,031,050,000
Maximum Aggregate Offering Price	$ 2,031,050,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 280,488.01
Offering Note	EUR1,750,000,000 aggregate principal amount of Floating Rate Notes due 2028, EUR1,250,000,000 aggregate principal amount of 2.800% Notes due 2028, EUR2,000,000,000 aggregate principal amount of 3.100% Notes due 2030, EUR2,250,000,000 aggregate principal amount of 3.350% Notes due 2032, EUR2,500,000,000 aggregate principal amount of 3.700% Notes due 2035, EUR2,250,000,000 aggregate principal amount of 4.050% Notes due 2039, EUR1,250,000,000 aggregate principal amount of 4.450% Notes due 2045, and EUR1,250,000,000 aggregate principal amount of 4.850% Notes due 2064 will be issued in this offering. The amount registered, the maximum aggregate offering price, and the amount of registration fee are based on the latest euro/U.S. dollar exchange rate of EUR1.00/$1.1606 announced by the U.S. Federal Reserve Board on March 6, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	2.800% Notes due 2028
Amount Registered | shares	1,450,750,000
Maximum Aggregate Offering Price	$ 1,450,169,700.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 200,268.44
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.100% Notes due 2030
Amount Registered | shares	2,321,200,000
Maximum Aggregate Offering Price	$ 2,319,482,312.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 320,320.51
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.350% Notes due 2032
Amount Registered | shares	2,611,350,000
Maximum Aggregate Offering Price	$ 2,607,302,407.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 360,068.46
Offering Note	See Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.700% Notes due 2035
Amount Registered | shares	2,901,500,000
Maximum Aggregate Offering Price	$ 2,894,942,610.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 399,791.57
Offering Note	See Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.050% Notes due 2039
Amount Registered | shares	2,611,350,000
Maximum Aggregate Offering Price	$ 2,602,001,367.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 359,336.39
Offering Note	See Note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.450% Notes due 2045
Amount Registered | shares	1,450,750,000
Maximum Aggregate Offering Price	$ 1,442,350,157.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 199,188.56
Offering Note	See Note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.850% Notes due 2064
Amount Registered | shares	1,450,750,000
Maximum Aggregate Offering Price	$ 1,449,748,982.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 200,210.33
Offering Note	See Note 1.